Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 3,717	$ 3,514
Restricted deposits	104	93
Accounts receivable:
Trade, net	854	644
Other	231	163
Current assets	4,906	4,414
NON-CURRENT ASSETS:
Property, plant and equipment, net	143	165
Deferred issuance expenses		61
Goodwill	523	523
Intangible assets, net	796	764
Non-current assets	1,462	1,513
TOTAL ASSETS	6,368	5,927
Accounts payable and accruals:
Trade	103	178
Other	951	877
Contract liabilities	495	424
Liability in respect of the Israeli Innovation Authority	49	92
Current liabilities	1,598	1,571
NON-CURRENT LIABILITIES:
Contract liabilities	249	286
Derivative financial instruments	729	237
Liability in respect of anti-dilution feature		692
Liability in respect of the Israeli Innovation Authority	82
Non-current liabilities	1,060	1,215
TOTAL LIABILITIES	2,658	2,786
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares
Share premium	41,594	28,494
Other equity reserves	11,805	12,583
Accumulated deficit	(49,689)	(37,936)
TOTAL EQUITY	3,710	3,141
TOTAL EQUITY AND LIABILITIES	$ 6,368	$ 5,927